Transactions with Related Parties (Details) - USD ($)						12 Months Ended
	Jun. 13, 2022	Apr. 30, 2022	Jan. 31, 2022	Jan. 01, 2022	Oct. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Transactions with Related Parties [Line Items]
Management fee	$ 50,000
Service revenue related to agreement							$ 297,224
Purchase of inventory							195,116
Expenses related to agreement				$ 275,000
Base compensation.		$ 5,000
Base compensation and commission expense						$ 40,000	$ 90,000
Promissory Note [Member]
Transactions with Related Parties [Line Items]
Annual interest rate					1.00%			7.00%
Interest accrued			$ 9,125					$ 9,125
Repaid amount			$ 216,000
Minimum [Member]
Transactions with Related Parties [Line Items]
Products sold per share (in Dollars per share)	$ 5
Bonus commissions		5,000
Maximum [Member]
Transactions with Related Parties [Line Items]
Products sold per share (in Dollars per share)	$ 6.5
Bonus commissions		$ 100,000
Damian Novak [Member]
Transactions with Related Parties [Line Items]
Consulting and advisory services				$ 25,000
Class F [Member] | Promissory Note [Member]
Transactions with Related Parties [Line Items]
Promissory note issued					$ 216,000